Related Party Transactions (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Person
Related Party Transactions (Textual) [Abstract]
Period of subordinated loan	14 years
Subordinated loan	€ 5.0
Number of members in supervisory board of related party	2